Daily Money | Prime Fund
Supplement to the
Fidelity® Cash Management Funds:
Government Fund, Prime Fund, Tax-Exempt Fund, and Treasury Fund -
Daily Money Class
December 30, 2014

Effective the close of business on April 24, 2015, new positions in Government Fund may no longer be opened. Shareholders of the fund on that date may continue to add to their existing fund positions. Investors who did not own shares of the fund on April 24, 2015, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by April 24, 2015, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since April 24, 2015, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 4) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Effective May 31, 2015, the principal investment strategies for Government Fund and Treasury Fund as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus are revised as follows:

Government Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully.

Treasury Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

These policies are subject to change only upon 60 days' prior notice to shareholders.

Proposed Reorganization. The Board of Trustees of each of Fidelity Newbury Street Trust and Fidelity Hereford Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Prime Fund and Fidelity Government Money Market Fund pursuant to which Prime Fund would be reorganized on a tax-free basis with and into Fidelity Government Money Market Fund.

The Agreement provides for the transfer of all of the assets of Prime Fund in exchange for shares of Fidelity Government Money Market Fund equal in value to the net assets of Prime Fund and the assumption by Fidelity Government Money Market Fund of all of the liabilities of Prime Fund. After the exchange, Prime Fund will distribute the Fidelity Government Money Market Fund shares to its shareholders pro rata, in liquidation of Prime Fund. As a result, shareholders of Prime Fund will become shareholders of Fidelity Government Money Market Fund (these transactions are collectively referred to as the "Reorganization").

A special meeting of shareholders of Prime Fund is expected to be held on May 12, 2015, and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Prime Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place in the fourth quarter of 2015. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Government Money Market Fund, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

Proposed Reorganization. The Board of Trustees of each of Fidelity Newbury Street Trust and Fidelity Hereford Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Government Fund and Fidelity Government Money Market Fund pursuant to which Government Fund would be reorganized on a tax-free basis with and into Fidelity Government Money Market Fund.

The Agreement provides for the transfer of all of the assets of Government Fund in exchange for shares of Fidelity Government Money Market Fund equal in value to the net assets of Government Fund and the assumption by Fidelity Government Money Market Fund of all of the liabilities of Government Fund. After the exchange, Government Fund will distribute the Fidelity Government Money Market Fund shares to its shareholders pro rata, in liquidation of Government Fund. As a result, shareholders of Government Fund will become shareholders of Fidelity Government Money Market Fund (these transactions are collectively referred to as the "Reorganization").

The Reorganization, which does not require shareholder approval, is expected to take place on or about May 15, 2015, on which date this prospectus will no longer offer shares of Government Fund. For more detailed information, please contact Fidelity at 1-877-208-0098.